Sarah R. Crespi
State Street
1 Iron Street CCB 1102
Boston, MA 02210
Tel +1 617 662 2641
Sarah.Crespi@statestreet.com

January 16, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)
Securities Act File No. 333-92935
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated January 3, 2018 to the prospectus for the iShares iBonds Dec 2020 Term Corporate ETF. The purpose of this filing is to submit the 497 dated January 3, 2018 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Sarah R. Crespi
Sarah R. Crespi

cc: Benjamin Haskin, Esq.